Debt - Additional Information (Details) € in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 EUR (€)
Debt Instrument [Line Items]
Term loan	$ 628,000			€ 435,000
Line of credit	75,000		$ 75,000
Debt issuance costs	12,850		14,564
Interest expense	37,456	$ 25,956
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit	75,000
Letter of Credit	$ 122,005		121,960
Credit facility utilization rate for debt covenants, percentage	40.00%
Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount	$ 10,000
Other Comprehensive Income, Other, Net of Tax	4,340
Debt instrument issued	400,000			435,000
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed	1,018,000			710,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal payment	2,547
Debt Instrument, Repurchase Amount	51,726
Line of Credit Facility, Amount Outstanding	36,681		$ 21,408
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance	305,000
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan	390,000
Debt issuance costs	$ 6,261
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €				€ 275,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility utilization rate for debt covenants, percentage	40.00%
First lien debt ratio, description	First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.